Sept. 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Large Cap Series, Inc.
         RiverSource Disciplined Equity Fund
         RiverSource Growth Fund
         RiverSource Large Cap Equity Fund
         RiverSource Large Cap Value Fund
      Post-Effective Amendment No. 85
      File Nos. 002-38355 / 811-02111
      Accession Number: 0000950137-08-012005

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 85 (Amendment). This Amendment was filed electronically on Sept. 25, 2008.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.